Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill
Goodwill at the beginning of the period	$ 555,220	$ 167,245	$ 8,568
Acquisitions	551,786	387,975	158,677
Goodwill at the end of the period	$ 1,107,006	$ 555,220	$ 167,245